Loans and Advances to Banks - Parent (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Santander UK Group Holdings plc
Net Loans And Advances To Banks [Line Items]
Impairment loss	£ 0	£ 0